Loss Per Share (Tables)	6 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted

	Group
Basic EPS	December 31, 2022	December 31, 2021
Net loss attributable to common shareholders	(56,271,000)	(68,137,947)
Weighted average number of common shares	153,454,231	99,915,539
EPS – common shareholders	(0.37)	(0.63)
Weighted average number of class C shares	—	8,047,417
EPS – class C shareholders	—	(0.63)
The Loss per share as previously reported was calculated on the following basis:

Group
Basic EPS	December 31, 2021
Net loss attributable to common shareholders	(63,059,034)
Weighted average number of common shares	67,892,971
EPS – common shareholders	(0.93)
Net loss attributable to class C shareholders	(5,078,913)
Weighted average number of class C shares	5,468,249
EPS – class C shareholders	(0.93)